Revenue information	6 Months Ended
Jun. 30, 2024
Revenue from Contract with Customer [Abstract]
Revenue information	Revenue information
Revenues are disaggregated as follow:
Major products/services lines:

	Six Months Ended June 30,
	2023	2024
	RMB	RMB
Sales of goods revenues	1,264,263	1,700,670
Automotive computing platform	1,053,901	1,481,702
SoC Core Modules	200,255	217,376
Automotive merchandise and other products	10,107	1,592
Software license revenues	215,641	131,832
Service revenues	256,697	362,815
Automotive computing Platform – Design and development service	119,291	223,313
Connectivity service	99,508	78,162
Other services	37,898	61,340
Total revenues	1,736,601	2,195,317
Timing of revenue recognition:

	Six Months Ended June 30,
	2023	2024
	RMB	RMB
Point in time	1,637,093	2,117,155
Over time	99,508	78,162
Total revenues	1,736,601	2,195,317

For the six months ended June 30, 2023 and 2024, 97.2% and 97.6% of the Group’s revenues were generated in the PRC.

Contract liabilities

Contract liabilities consisted of the following:

	As of December 31,	As of June 30,
	2023	2024
	RMB	RMB
Current liabilities - third parties	621	1,517
Current liabilities - related parties	207,017	202,919
Non-current liabilities - third parties	2	6
Non-current liabilities - related parties	133,993	78,793
Contract liabilities, current and non-current	341,633	283,235
The amount of revenue recognized that was included in the contract liabilities balance at the beginning of the period was RMB101,443 and RMB99,258 for the six months ended June 30, 2023 and 2024, respectively.